Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

As of June 30, 2026 and December 31, 2025, accounts receivable, net consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Accounts receivable	$23,790	$42,945
Less: allowance for expected credit losses	—	—
Accounts receivable, net	$23,790	$42,945